Pacer US Cash Cows Bond ETF
Schedule of Investments
January 31, 2026 (Unaudited)

CORPORATE BONDS - 98.4%	Par	Value
Communication Services - 5.7%
Fox Corp.
5.48%, 01/25/2039	$110,000	$109,676
5.58%, 01/25/2049	110,000	105,333
Match Group Holdings II LLC, 4.63%, 06/01/2028 (a)	110,000	108,950
Nexstar Media, Inc., 5.63%, 07/15/2027 (a)	110,000	110,028
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	133,000	93,433
5.14%, 03/15/2052	143,000	95,042
		622,462

Consumer Discretionary - 16.8%
Aptiv Swiss Holdings Ltd.
5.15%, 09/13/2034	112,000	113,081
4.15%, 05/01/2052	143,000	110,140
5.75%, 09/13/2054	114,000	110,254
6.88% to 12/15/2029 then 5 yr. CMT Rate + 3.39%, 12/15/2054	104,000	108,621
Ford Motor Co., 5.29%, 12/08/2046	126,000	106,847
Ford Motor Credit Co. LLC
7.12%, 11/07/2033	100,000	108,051
6.13%, 03/08/2034	110,000	112,512
6.50%, 02/07/2035	104,000	108,485
Hasbro, Inc., 6.05%, 05/14/2034	101,000	107,276
Leggett & Platt, Inc.
3.50%, 11/15/2027	112,000	110,401
4.40%, 03/15/2029	104,000	102,993
3.50%, 11/15/2051	164,000	106,931
Prime Security Services Borrower LLC / Prime Finance, Inc., 3.38%, 08/31/2027 (a)	110,000	107,749
PVH Corp., 5.50%, 06/13/2030	108,000	109,769
Tapestry, Inc., 5.50%, 03/11/2035	110,000	112,213
United Airlines 2023-1 Class A Pass Through Trust, 5.80%, 01/15/2036	84,833	88,688
United Airlines 2024-1 Class AA Pass Through Trust, 5.45%, 02/15/2037	100,380	102,744
		1,826,755

Consumer Staples - 16.4%
Altria Group, Inc.
5.63%, 02/06/2035	104,000	107,922
5.80%, 02/14/2039	104,000	106,401
3.40%, 02/04/2041	143,000	110,166
4.45%, 05/06/2050	132,000	105,582
Conagra Brands, Inc.
5.75%, 08/01/2035	108,000	109,950
5.30%, 11/01/2038	110,000	103,888
5.40%, 11/01/2048	116,000	102,353
Constellation Brands, Inc.
4.50%, 05/09/2047	126,000	105,914
5.25%, 11/15/2048	115,000	106,626
Kraft Heinz Foods Co.
5.20%, 07/15/2045	119,000	108,196
4.38%, 06/01/2046	79,000	64,831
4.88%, 10/01/2049	122,000	104,473
5.50%, 06/01/2050	112,000	104,296
Pilgrim's Pride Corp.
4.25%, 04/15/2031	112,000	109,178
3.50%, 03/01/2032	115,000	106,286
6.25%, 07/01/2033	101,000	107,968
6.88%, 05/15/2034	99,000	109,517
		1,773,547

Energy - 20.1%
Chord Energy Corp., 6.75%, 03/15/2033 (a)	110,000	114,034
Coterra Energy, Inc.
5.60%, 03/15/2034	110,000	113,736
5.40%, 02/15/2035	10,000	10,178
5.90%, 02/15/2055	112,000	108,996
Diamondback Energy, Inc.
6.25%, 03/15/2053	106,000	108,435
5.75%, 04/18/2054	110,000	105,095
5.90%, 04/18/2064	110,000	105,070
Expand Energy Corp.
5.38%, 02/01/2029	110,000	110,066
5.38%, 03/15/2030	109,000	110,939
4.75%, 02/01/2032	111,000	109,984
5.70%, 01/15/2035	104,000	107,543
HF Sinclair Corp.
5.75%, 01/15/2031	104,000	107,810
5.50%, 09/01/2032	109,000	111,457
6.25%, 01/15/2035	103,000	107,691
Occidental Petroleum Corp.
6.45%, 09/15/2036	100,000	106,669
6.20%, 03/15/2040	109,000	111,296
6.60%, 03/15/2046	105,000	108,562
6.05%, 10/01/2054	109,000	104,922
Ovintiv, Inc., 6.25%, 07/15/2033	101,000	107,238
Phillips 66 Co., 4.90%, 10/01/2046	121,000	104,960
Viper Energy Partners LLC, 5.70%, 08/01/2035	100,000	101,806
		2,176,487

Health Care - 18.7%
Biogen, Inc.
5.20%, 09/15/2045	120,000	110,830
6.45%, 05/15/2055	100,000	105,414
Cardinal Health, Inc., 5.35%, 11/15/2034	104,000	106,896
DENTSPLY SIRONA, Inc.
3.25%, 06/01/2030	120,000	111,693
8.38% to 09/12/2030 then 5 yr. CMT Rate + 4.38%, 09/12/2055	104,000	102,659
HCA, Inc.
5.50%, 06/15/2047	112,000	105,700
5.25%, 06/15/2049	120,000	108,699
5.90%, 06/01/2053	110,000	107,593
6.00%, 04/01/2054	100,000	99,206
Mylan, Inc., 5.20%, 04/15/2048	131,000	107,098
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
5.13%, 04/30/2031 (a)	125,000	113,519
6.75%, 05/15/2034 (a)	110,000	107,490
7.88%, 05/15/2034 (a)	116,000	109,044
Royalty Pharma PLC
3.30%, 09/02/2040	143,000	111,126
5.90%, 09/02/2054	109,000	108,392
Tenet Healthcare Corp., 6.13%, 10/01/2028	96,000	96,098
Utah Acquisition Sub, Inc., 5.25%, 06/15/2046	128,000	106,362
Viatris, Inc.
3.85%, 06/22/2040	143,000	110,094
4.00%, 06/22/2050	155,000	104,003
		2,031,916

Industrials - 3.5%
TransDigm, Inc.
7.13%, 12/01/2031 (a)	101,000	105,920
6.63%, 03/01/2032 (a)	55,000	56,868
6.38%, 05/31/2033 (a)	104,000	105,873
6.75%, 01/31/2034 (a)	104,000	107,642
		376,303

Information Technology - 15.3%
AppLovin Corp.
5.50%, 12/01/2034	103,000	105,451
5.95%, 12/01/2054	77,000	76,154
Arrow Electronics, Inc.
2.95%, 02/15/2032	125,000	111,947
5.88%, 04/10/2034	94,000	97,896
Atlassian Corp., 5.50%, 05/15/2034	103,000	105,214
Booz Allen Hamilton, Inc.
5.95%, 08/04/2033	103,000	107,223
5.95%, 04/15/2035	101,000	103,919
DXC Technology Co., 2.38%, 09/15/2028	108,000	103,066
Hewlett Packard Enterprise Co.
6.35%, 10/15/2045 (b)	99,000	100,806
5.60%, 10/15/2054	111,000	101,570
HP, Inc., 6.10%, 04/25/2035	100,000	105,256
Qorvo, Inc., 4.38%, 10/15/2029	110,000	108,289
Skyworks Solutions, Inc., 3.00%, 06/01/2031	115,000	104,411
SS&C Technologies, Inc., 5.50%, 09/30/2027 (a)	110,000	109,905
Western Digital Corp., 2.85%, 02/01/2029	115,000	109,696
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/2029 (a)	114,000	104,202
		1,655,005

Materials - 1.9%
LyondellBasell Industries NV, 4.63%, 02/26/2055	137,000	102,871
Olin Corp., 6.63%, 04/01/2033 (a)	104,000	101,911
		204,782
TOTAL CORPORATE BONDS (Cost $10,663,215)		10,667,257

TOTAL INVESTMENTS - 98.4% (Cost $10,663,215)		10,667,257
Other Assets in Excess of Liabilities - 1.6%		173,638
TOTAL NET ASSETS - 100.0%		$10,840,895

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

CMT - Constant Maturity Treasury
LLC - Limited Liability Company
PLC - Public Limited Company

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2026, the value of these securities total $1,463,135 or 13.5% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of January 31, 2026.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Pacer US Cash Cows Bond ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$10,667,257	$–	$10,667,257
Total Investments	$–	$10,667,257	$–	$10,667,257

Refer to the Schedule of Investments for further disaggregation of investment categories.